SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2014
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
12.	SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Interest and income taxes paid for the years ended December 31, were as follows:

	For the years ended December 31,
	2014	2013	2012

Interest paid	$28,729	$30,343	$30,131
Income taxes paid	213	1,214	1,014